Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	85,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$180,016,157.91	0.5341726	$137,050,084.21	0.4066768	$42,966,073.70
Class A-2 Notes	$499,000,000.00	1.0000000	$499,000,000.00	1.0000000	$-
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,354,246,157.91	0.8961218	$1,311,280,084.21	0.8676906	$42,966,073.70

Weighted Avg. Coupon (WAC)	3.94%		3.94%
Weighted Avg. Remaining Maturity (WARM)	53.39		52.49
Pool Receivables Balance	$1,431,774,146.39		$1,386,033,939.80
Remaining Number of Receivables	80,883		79,753

Adjusted Pool Balance	$1,410,673,081.16		$1,365,916,754.39

III. COLLECTIONS

Principal:
Principal Collections	$44,454,451.99
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$411,854.07
Total Principal Collections	$44,866,306.06

Interest:
Interest Collections	$4,808,083.70
Late Fees & Other Charges	$70,597.57
Interest on Repurchase Principal	$-
Total Interest Collections	$4,878,681.27

Collection Account Interest	$1,184.39
Reserve Account Interest	$218.97
Servicer Advances	$-

Total Collections	$49,746,390.69

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$49,746,390.69
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$57,528,189.89

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,193,145.12		$1,193,145.12	$1,193,145.12
Collection Account Interest					$1,184.39
Late Fees & Other Charges					$70,597.57
Total due to Servicer					$1,264,927.08

2. Class A Noteholders Interest:
Class A-1 Notes		$35,653.20		$35,653.20
Class A-2 Notes		$166,333.33		$166,333.33
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$493,085.20		$493,085.20	$493,085.20

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$47,910,454.57

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$42,966,073.70

		Distributable Amount		Paid Amount
Class A-1 Notes				$42,966,073.70
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,966,073.70		$42,966,073.70
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$42,966,073.70

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,944,380.87

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,101,065.23
Beginning Period Amount	$21,101,065.23
Current Period Amortization	$983,879.82
Ending Period Required Amount	$20,117,185.41
Ending Period Amount	$20,117,185.41
Next Distribution Date Amount	$19,158,020.36

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$56,426,923.25	$54,636,670.18	$54,636,670.18
Overcollateralization as a % of Original Adjusted Pool	3.63%	3.51%	3.51%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.15%	79,078	99.00%	$1,372,121,941.03
30 - 60 Days	0.67%	535	0.79%	$10,934,862.29
61 - 90 Days	0.15%	121	0.19%	$2,597,429.84
91 + Days	0.02%	19	0.03%	$379,706.64
		79,753		$1,386,033,939.80
Total
Delinquent Receivables 61 + days past due	0.18%	140	0.21%	$2,977,136.48
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	127	0.18%	$2,594,557.22
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.12%	98	0.14%	$2,085,281.90
Three-Month Average Delinquency Ratio	0.15%		0.18%

Repossession in Current Period		66		$1,418,164.92
Repossession Inventory		82		$1,107,363.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,285,754.60
Recoveries				$(411,854.07)
Net Charge-offs for Current Period				$873,900.53

Beginning Pool Balance for Current Period				$1,431,774,146.39

Net Loss Ratio				0.73%
Net Loss Ratio for 1st Preceding Collection Period				0.34%
Net Loss Ratio for 2nd Preceding Collection Period				0.14%
Three-Month Average Net Loss Ratio for Current Period				0.41%

Cumulative Net Losses for All Periods				$1,492,893.28
Cumulative Net Losses as a % of Initial Pool Balance				0.09%

Principal Balance of Extensions				$7,322,997.02
Number of Extensions				337

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